Segments (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following presents financial data for the Company’s reportable segments and the reconciliation of Segment Income to Income (loss) before taxes reported in the Consolidated Statements of Operations:

For the year ended	December 31, 2024	December 31, 2023
Asset Management
Management fees	$16,758	$13,990
Incentive fees	3,198	1,283
Equity investment earnings	680	1,124
Interest income(1)	1,091	1,087
Fee-related compensation	(5,665)	(1,895)
Other operating expenses:
Administration and servicing fees	(4,290)	(1,907)
General, administrative and other	(2,693)	(4,725)
Fee related earnings	9,079	8,957
Insurance Solutions
Net investment income and realized gain (loss), net	53,477	50,202
Cost of funds	(22,269)	(22,758)
Compensation and benefits	(1,367)	(2,019)
Interest expense	(1,313)	(513)
General, administrative and other	(14,788)	(15,730)
Spread related earnings	13,740	9,182
Segment income	$22,819	$18,139
Asset Management Adjustments:
Intersegment management fee eliminations	$(5,627)	$(4,245)
Eliminations related to consolidated VIEs(2)	—	(611)
Administration and servicing fees(4)	(1,605)	(1,036)
Transaction costs	(2,174)	(3,721)
Compensation and benefits(4)	(2,173)	(1,200)
Equity-based compensation(4)	(363)	(200)
Amortization and impairment of intangible assets	(3,582)	(1,504)
Interest and other credit facility expenses	(7,001)	(5,977)
General, administrative and other(4)	(3,787)	(5,804)
Net gains (losses) from investment activities	(1,531)	(104)
Dividend income	356	584
Net revenues of consolidated VIEs(3)	—	964
Other income (loss), net	69	—
Insurance Solutions Adjustments:
Equity-based compensation(4)	(211)	(110)
Net unrealized gains (losses) from investment activities	(9,651)	(3,265)
Other income	541	1,013
Intersegment management fee eliminations	5,627	4,245
General, administrative and other(5)	(1,488)	(3,480)
Income (loss) before taxes	$(9,781)	$(6,312)
_______________
(1)Represents interest income on a loan asset related to a fee generating vehicle.
(2)Represents management fees from consolidated VIEs during the period which are eliminated on consolidation. The VIEs were deconsolidated as at December 31, 2023.
(3)Represents net income of consolidated VIEs for the period during which they were consolidated for the year ended December 31, 2023.
(4)Represents corporate overhead allocated to each segment.
(5)Represents costs incurred by the insurance segment for purposes of U.S. GAAP reporting but not the day-to-day operations of the insurance company
The following presents financial data for the Company’s reportable segments and the reconciliation of Segment Income to Income (loss) before taxes reported in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Asset Management
Management fees	$3,471	$4,264	$12,300	$12,638
Incentive fees	431	742	1,208	2,653
Equity investment earnings	481	74	805	241
Interest income¹	275	274	814	817
Other fee-related income	262	—	262	—
Fee-related compensation	(1,175)	(1,204)	(3,777)	(3,588)
Other operating expenses:
Administration and servicing fees	(896)	(921)	(2,834)	(3,501)
General, administrative and other	(326)	(665)	(1,764)	(2,333)
Fee related earnings	2,523	2,564	7,014	6,927
Insurance Solutions
Net investment income and realized gain (loss), net	12,034	13,760	36,041	40,647
Cost of funds	(7,273)	(7,098)	(23,946)	(17,347)
Compensation and benefits	(73)	(471)	(540)	(1,120)
Interest expense	(408)	(328)	(1,143)	(984)
General, administrative and other	(3,153)	(3,692)	(9,340)	(11,609)
Spread related earnings	1,127	2,171	1,072	9,587
Segment income	$3,650	$4,735	$8,086	$16,514
Asset Management Adjustments:
Intersegment management fee eliminations	(1,620)	(1,501)	(4,400)	(4,459)
Administration and servicing fees ²	(668)	(451)	(1,779)	(1,246)
Transaction costs	(3,185)	(200)	(10,483)	(253)
Compensation and benefits ²	(861)	(577)	(1,802)	(1,627)
Equity-based compensation	(1,240)	(116)	(1,632)	(208)
Amortization and impairment of intangible assets	(8,272)	(482)	(11,071)	(1,446)
Interest and other credit facility expenses	(1,970)	(1,664)	(5,876)	(5,027)
General, administrative and other ²	(2,654)	(865)	(4,197)	(2,471)
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)
Dividend income	22	71	89	296
Other income (loss), net	(11)	69	294	69
Gain on acquisition	4,457	—	4,457	—
Insurance Solutions Adjustments:
Equity-based compensation	(885)	(70)	(1,166)	(121)
Net unrealized gains (losses) from investment activities	(746)	(2,225)	4,012	(4,406)
Other income	76	86	230	244
Intersegment management fee eliminations	1,620	1,501	4,400	4,459
General, administrative and other ³	(185)	(461)	(954)	(1,150)
Income (loss) before taxes	$(11,130)	$(2,122)	$(18,742)	$(1,918)
_______________
(1)Represents interest income on a loan asset related to a fee generating vehicle.
(2)Represents corporate overhead allocated to each segment.
(3)Represents costs incurred by the insurance segment for purposes of U.S. GAAP reporting but not the day-to-day operations of the insurance company.

Reconciliation of Revenue from Segments to Consolidated
The following presents financial data for the Company’s reportable segments and the reconciliation of Segment Revenue to Total revenue reported in the Consolidated Statements of Operations:

For the year ended	December 31, 2024	December 31, 2023
Segment Revenues
Asset Management	$21,727	$17,484
Insurance Solutions	53,477	50,202
Total segment revenues	75,204	67,686
Asset Management Adjustments:
Intersegment management fee eliminations	(5,627)	(4,245)
Interest income	(1,091)	(1,087)
Eliminations related to consolidated VIEs(1)	—	(611)
Insurance Solutions Adjustments:
Net Premiums	(15,479)	(17,288)
Product charges	266	134
Net gains (losses) from investment activities	(9,651)	(3,265)
Other income	541	1,013
Intersegment management fee eliminations	5,627	4,245
Total revenues	$49,790	$46,582
_______________
(1)Represents management fees from a consolidated VIE during the period which are eliminated in consolidation. The VIE was deconsolidated during the year ended December 31, 2023.
The following presents financial data for the Company’s reportable segments and the reconciliation of Segment Revenue to total revenue reported in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Segment Revenues
Asset Management	$4,920	$5,354	$15,389	$16,349
Insurance Solutions	$12,034	$13,760	$36,041	$40,647
Total segment revenues	16,954	19,114	51,430	56,996
Asset Management Adjustments:
Intersegment management fee eliminations	(1,620)	(1,501)	(4,400)	(4,459)
Interest income	(275)	(274)	(814)	(817)
Other fee-related income	(262)	—	(262)	—
Insurance Solutions Adjustments:				—
Net Premiums	(4,492)	(4,084)	(12,743)	(11,414)
Product charges	184	89	1,766	196
Net gains (losses) from investment activities	(746)	(2,225)	4,012	(4,406)
Other income	76	86	230	244
Intersegment management fee eliminations	1,620	1,501	4,400	4,459
Total revenues	$11,439	$12,706	$43,619	$40,799

Segment, Reconciliation of Other Items from Segments to Consolidated
The following presents financial data for the Company’s reportable segments and the reconciliation of the Company’s total reportable segment assets to total assets reported in the Consolidated Statements of Financial Position:

As of	December 31, 2024	December 31, 2023
Segments Assets
Asset Management	$124,377	$122,192
Insurance Solutions	1,496,527	1,466,119
Total segment assets	1,620,904	1,588,311
Asset Management Adjustments:
Intersegment investments	(53,601)	(53,601)
Intersegment receivables	(5,354)	(3,606)
Total assets	$1,561,949	$1,531,104
The following presents financial data for the Company’s reportable segments and the reconciliation of the Company’s total reportable segment assets to total assets reported in the Condensed Consolidated Statements of Financial Position:

As of	September 30, 2025	December 31, 2024
Segments Assets
Asset Management	$147,920	$124,377
Insurance Solutions	1,555,952	1,496,527
Total segment assets	1,703,872	1,620,904
Asset Management Adjustments:
Intersegment investments	(56,101)	(53,601)
Intersegment receivables	(6,585)	(5,354)
Total assets	$1,641,186	$1,561,949